DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MMBTU GWh bbl	Dec. 31, 2019 USD ($) GWh MMBTU bbl
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 540.0	$ 19.0
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	540.0	19.0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	39,128.0	32,709.0
Derivative, Notional Amount1	39,128.0	32,709.0
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	1,300.0	541.0
Derivative, Notional Amount1	1,300.0	541.0
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(41.0)	201.0
Gains in respect of foreign currency contracts entered into for hedging purposes	(28.0)	(409.0)
Nominal amount of derivative positions	39,284.0	37,334.0
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(41.0)	201.0
Gains (losses) on hedges of net investments in foreign operations, net of tax	28.0	409.0
Derivative, Notional Amount1	$ 39,284.0	$ 37,334.0
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	121,468,000	78,364,000
Nominal Amount of Commodity Derivatives | MMBTU	121,468,000	78,364,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	82,663,000	12,164,000
Nominal Amount of Commodity Derivatives | MMBTU	82,663,000	12,164,000
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 850.0	$ 13.0
Nominal amount of derivative positions	2,081.0	2,517.0
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	850.0	13.0
Derivative, Notional Amount1	$ 2,081.0	$ 2,517.0
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	27,564	25,136
Nominal Amount of Commodity Derivatives | GWh	27,564	25,136
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	13,950	14,485
Nominal Amount of Commodity Derivatives | GWh	13,950	14,485
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl	1,302	2,273
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 3,900.0	$ 0.0
Derivative, Notional Amount1	3,900.0	0.0
Interest rate swap and forward starting swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	30,200.0	25,000.0
Derivative, Notional Amount1	30,200.0	25,000.0
Credit Default Swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	0.0	39.0
Payments to be received in the event of a predetermined credit event		0.0
Derivative, Notional Amount1	0.0	39.0
Payments to be received in the event of a predetermined credit event		0.0
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	27,000.0	26,600.0
Derivative, Notional Amount1	$ 27,000.0	$ 26,600.0